SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of fixed assets

Classification	Estimated Useful Life
Buildings and leasehold improvement	50 years
Building fixtures, furniture, and landscaping	4 to 10 years
Office Equipment and Fixtures	3 to 5 years
Software	2 or 10 years
Vehicles	4 or 5 years

Schedule of basic and diluted loss per share

	June 30,
	2025	2024
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$154,412	$(1,326,011)
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	1,057,349	475,267
Per share amount
Per share - basic and diluted	$0.15	$(2.79)

Schedule of foreign currency translation

	June 30,	June 30,	December 31,
1 US$ = RMB	2025	2024	2024
At end of the period - RMB	7.1636	7.2672	7.2993
Average rate for the period ended - RMB	7.2520	7.2151	7.1957

1 US$ = GBP
At end of the period - GBP	0.7288	0.7911	0.7987
Average rate for the period ended - GBP	0.7703	0.7904	0.7824